Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based compensation
Schedule of option activities

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in thousands)
Share options
Outstanding, December 31, 2014	25,163,443	1.30	7.89	201,417
Granted	37,914,795	0.01
Exercised	(42,070,053)	0.78
Forfeited/Cancelled	(2,248,747)	0.01
Outstanding, December 31, 2015	18,759,438	0.01	9.36	329,603
Vested and expected to vest at December 31, 2015	15,383,914	0.01	9.37	270,295
Exercisable at December 31, 2015	2,482,338	0.01	9.35	43,615

Schedule of assumptions used to estimate the fair values of the share options granted

	2013	2014	2015

Risk-free interest rate	1.91%~2.71%	1.91%~2.07%	0.71%~1.85%
Dividend yield	—	—	—
Expected volatility range	46.68%~47.66%	45.78%~46.58%	36.33%~42%
Expected life (in years)	10	6.11	0.98~6.11

Schedule of compensation cost recognized

	Years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Product developments	20,784	59,884	1,299,625	200,628
Product sourcing	2,117	2,958	151,864	23,444
Sales and marketing	5,417	12,565	310,604	47,949
General and administrative	35,389	190,963	3,020,480	466,281

	63,707	266,370	4,782,573	738,302